Other financial assets, Non-current	12 Months Ended
Mar. 31, 2019
Other financial assets, Non-current
Other financial assets, Non-current

22  Other financial assets, Non-current

	March 31,
	2018	2019
Security deposits	61,848	30,356
Interest accrued on term deposits	411	275
Total	62,259	30,631

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2019, remaining tenure for security deposits ranges from 1 to 9 years.

In the statement of cash flows, interest reinvested on term deposits INR 1,097  (March 31, 2018:  251) has been adjusted against interest received under investing activities.